UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2011 – August 31, 2011

Item 1.  Schedule of Investments.

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 87.5%
Asset Backed Obligations - 31.4%

$67,668	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$62,723
315,886	Access Group, Inc., Series 2001 2A1 (b)	0.67	05/25/29	291,439
31,183	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.59	11/25/34	28,772
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.80	07/25/32	10,999
176,086	Amortizing Residential Collateral Trust, Series 2002-BC8 A3 (b)	1.22	11/25/32	147,714
10,836	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4 A2	4.76	07/10/45	10,830
22,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.80	06/10/49	23,094
10,626	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.88	10/25/32	9,079
77,582	Bear Stearns Commercial Mortgage Securities, Series 2006-PW14 A1	5.04	12/11/38	77,539
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	44,626
34,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 ASB	5.28	12/11/49	35,641
336,330	Countrywide Asset-Backed Certificates, Series 2004-10 MV1 (b)	0.84	01/25/35	329,651
20,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 A4 (b)	5.01	02/15/38	21,684
61,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2 (b)	5.85	03/15/39	62,797
46,128	Credit Suisse Mortgage Capital Certificates, Series 2007-C4 A2 (b)	5.99	09/15/39	46,679
4,010	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15 A3 (b)	0.27	11/25/36	3,995
2,309	Greenwich Capital Commercial Funding Corp., Series 2002-C1 A3	4.50	01/11/17	2,317
19,061	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	19,547
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A3SF (b)	0.36	05/15/47	134,716
5,431	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A3	4.83	11/15/27	5,508
303,000	Morgan Stanley Reremic Trust, Series 2011-KEYA A1 (c)	4.25	12/19/40	292,932
19,324	Novastar Home Equity Loan, Series 2004-4 M2 (b)	1.22	03/25/35	19,001
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.76	03/25/35	18,323
300,000	SLM Student Loan Trust, Series 2003-11 A6 (b)(c)	0.54	12/15/25	281,022
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.92	04/25/33	269,564
27,678	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.51	01/25/33	24,152
10,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.38	10/15/44	10,930
58,778	WaMu Mortgage Pass Through Certificates, Series 2001-7 A (b)	1.46	05/25/41	51,747

Principal	Security Description	Rate	Maturity	Value

$44,961	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.59%	02/27/34	$42,727
Total Asset Backed Obligations (Cost $2,374,494)	2,379,748

Corporate Non-Convertible Bonds - 0.2%
9,000	Devon Financing Corp. ULC	6.88	09/30/11	9,045
4,000	Norfolk Southern Corp.	5.26	09/17/14	4,464
Total Corporate Non-Convertible Bonds (Cost $13,370)	13,509

Municipal Bonds - 1.8%
Florida - 0.2%
10,000	Lee Memorial Health System	7.28	04/01/27	11,383

South Carolina - 0.3%
25,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	25,055

Wisconsin - 1.3%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	100,072

Total Municipal Bonds (Cost $134,139)	136,510

U.S. Government & Agency Obligations - 54.1%
Agency - 11.5%
500,000	FHLMC	1.75	06/15/12	506,046
10,000	FHLMC	5.13	07/15/12	10,436
250,000	FNMA	0.50	10/30/12	250,934
100,000	FNMA	3.63	02/12/13	104,736
				872,152
Interest Only Bonds - 0.2%
17,899	United States Small Business Administration, Series 2002-P10B 1	5.20	08/10/12	18,494

Mortgage Securities - 28.9%
47,007	FHLMC, Series 129, Class H (d)	8.85	03/15/21	48,769
93,837	FHLMC, Series 3823, Class GA	3.50	01/15/26	98,569
141,901	FHLMC, Series 3834, Class GA	3.50	03/15/26	149,067
169,097	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	174,970
262,413	FNMA, Series 2010-137, Class MC	3.00	10/25/38	270,276
451,256	FNMA, Series 2010-34, Class JD	3.00	09/25/37	465,121
3,743	GNMA, Series 2003-88, Class B	4.25	01/16/30	3,850
139,514	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	149,701
7,764	GNMA, Series 2004-12, Class BA	4.81	08/16/32	7,983
17,200	GNMA, Series 2006-32, Class A	5.08	01/16/30	17,825
28,674	GNMA, Series 2007-46, Class B	4.42	05/16/34	29,005
118,506	GNMA, Series 2008-55, Class WT (b)	5.51	06/20/37	125,926
97,694	GNMA, Series 2010-14, Class QP	6.00	12/20/39	106,947
46,923	GNMA, Series 2010-142, Class AJ	3.00	09/20/39	48,782
464,266	GNMA, Series 2010-144, Class DK	3.50	09/16/39	494,239
				2,191,030
U.S. Treasury Securities - 13.5%
550,000	U.S. Treasury Note	0.38	10/31/12	551,483
450,000	U.S. Treasury Note	2.00	11/30/13	467,965
				1,019,448

Total U.S. Government & Agency Obligations (Cost $4,014,425)	4,101,124

Total Investments - 87.5% (Cost $6,536,428)*	$6,630,891
Other Assets & Liabilities, Net – 12.5%	943,587
Net Assets – 100.0%	$7,574,478

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ULC	Unlimited Liability Corporation

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of August 31, 2011.
(b)	Variable rate security. Rate presented is as of August 31, 2011.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $573,954 or 7.6% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $48,769 or 0.6% of net assets.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$129,013
Gross Unrealized Depreciation	(34,550)
Net Unrealized Appreciation	$94,463

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Asset Backed Obligations	$-	$2,379,748	$-	$2,379,748
Corporate Non-Convertible Bonds	-	13,509	-	13,509
Municipal Bonds	-	136,510	-	136,510
U.S. Government & Agency Obligations	-	4,052,355	48,769	4,101,124
Total Investments At Value	$-	$6,582,122	$48,769	$6,630,891

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

U.S. Government & Agency Obligations

Balance as of 12/23/10	$-
Transfers In	48,769
Balance as of 08/31/11	$48,769
Net change in unrealized appreciation / (depreciation) from investments held as of 08/31/11	$62

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:            /s/ Stacey E. Hong
         Stacey E. Hong, Principal Executive Officer

Date:        October 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ Stacey E. Hong
         Stacey E. Hong, Principal Executive Officer

Date:            October 7, 2011

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           October 7, 2011